Equity and Remuneration to Shareholders - Schedule of Basic and Diluted Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Net income for the year attributed to equity holders of the parent	R$ 7,117	R$ 5,764	R$ 4,092
Minimum mandatory dividend from net income for the year - preferred shares	2,485	2,080	1,486
Net income for the year not distributed - preferred shares	2,252	1,757	1,238
Total earnings - preferred shares (A)	4,737	3,837	2,724
Minimum mandatory dividend from net income for the year - common shares	1,248	1,045	747
Net income for the year not distributed - common shares	1,132	883	622
Total earnings - common shares (B)	R$ 2,380	R$ 1,928	R$ 1,369
Preferred shares [member]
Earnings per share [line items]
Basic earnings (loss) per share	R$ 2.49	R$ 2.01	R$ 1.86
Diluted earnings (loss) per share	2.49	2.02	1.43
Common shares [member]
Earnings per share [line items]
Basic earnings (loss) per share		2.01	1.86
Diluted earnings (loss) per share	R$ 2.49	R$ 2.02	R$ 1.43